SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

21.         SUBSEQUENT EVENTS

On March 19, 2024, Blockchain Dynamics Limited, a wholly owned subsidiary of the Group, which operated the Company’s cryptocurrency business was resolved to be disposed as the cryptocurrency mining business has not grown as expected. The business will be disposed to Mr. Herman Man Guo for exchange of 1,307,229 ordinary shares of the Company at a par value of US$0.04.